MANAGERS TRUST I

Managers AMG FQ Global Essentials Fund

Supplement dated October 21, 2013 to the Prospectus dated March 1, 2013,

as revised May 15, 2013, and supplemented July 1, 2013, and October 18, 2013

The following information supplements and supersedes any information to the contrary relating to Managers AMG FQ Global Essentials Fund (the “Fund”), a series of Managers Trust I (the “Trust”), contained in the Fund’s prospectus dated March 1, 2013, as revised May 15, 2013, and supplemented July 1, 2013, and October 18, 2013 (the “Prospectus”).

Effective October 21, 2013, the section titled “Principal Investment Strategies on pages 13-14 of the Prospectus is hereby replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to provide a diversified, risk-balanced global market portfolio. The Fund also attempts to balance risk and return by gaining exposure, generally through derivative instruments, to global equities, debt and commodities utilizing a proprietary dynamic asset allocation process. Under normal circumstances, the Fund will invest at least 40% of its net assets, plus the amount of any borrowing for investment purposes, in investments of issuers organized, located, or doing a substantial amount of business outside the United States, including investments exposed to such issuers, and the Fund will invest in or have investments exposed to a minimum of three countries, including the United States.

Generally, the Fund intends to allocate to the following asset classes:

•	Inflation-Protected Securities — Generally through investments in exchange traded funds (“ETFs”) and cash sovereign bonds, which may be used for hedging purposes.

•	Sovereign (Foreign Country) Debt — Generally through futures on foreign country debt indices and cash sovereign bonds, which may be used to increase income or hedge against the Fund’s risks related to global equity exposure.

•	Global (U.S. and Non-U.S.) Equities — Generally through equity investments and futures on equity country indices although the Fund may also seek to gain targeted exposure to various sectors by investing in ETFs.

•	High Yield Bonds — Generally through investments in ETFs and derivatives such as total return swaps, which may be used for diversification purposes.

•	Commodities — Generally through investments exposed to companies in the commodities sector and instruments linked to a commodity index or futures contract(s), particularly ETFs and exchange-traded notes (“ETNs”).

Assets are selected by First Quadrant, L.P., (“First Quadrant”) for inclusion to diversify the portfolio across asset classes. First Quadrant sets investment weights with the objective of balancing risk. Applying this process, the Fund seeks to provide greater capital loss protection during down markets than traditional balanced portfolios, as well as participate in market gains.

In selecting equity investments for the Fund, First Quadrant is not constrained by any particular investment style or capitalization range. In selecting debt investments for the Fund, First Quadrant will have the flexibility to invest in debt-related investments of any credit quality and with any duration.

First Quadrant’s proprietary, quantitatively based investment process is designed to provide a diversified, risk-balanced global market portfolio. First Quadrant utilizes a risk-based approach and seeks to dynamically rebalance the Fund to achieve an optimal total portfolio risk target. The Fund generally will maintain exposures to developed and emerging markets, small capitalization securities, real estate investment trusts (“REITS”), sovereign debt, inflation protected securities, high yield bonds and commodities (through companies in the commodities sector, instruments linked to a commodity index or futures contract or otherwise). The Fund may achieve long and short exposure to global equity, bond, and currency markets through a wide range of derivative instruments, investments in emerging markets currencies, and direct investments. The Fund typically will use a wide range of derivative instruments and ETFs. The Fund may also invest directly in global equity securities and global fixed-income securities (including debt securities guaranteed by supranational organizations such as the World Bank and the United Nations).

In addition, the Fund may invest in commodity-linked derivative instruments and investment vehicles that exclusively invest in various commodities or have economic exposure to commodities, such as ETFs that invest in securities of companies in the commodity sector and/or ETNs, including leveraged ETNs, linked to one or more commodity indices through commodity futures contracts.